Intangible Assets, Net (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
2014	$ 1,143	7,013
2015	934	5,731
2016	772	4,740
2017	648	3,974
2018	551	3,382
Thereafter	3,076	18,885
Intangible assets, net	$ 7,124	43,725	371,825	398,465